Note 3 - Business Combination - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017
Goodwill	$ (15,682)	$ (15,682)
CVie Investments [Member]
Cash and cash equivalents			$ 193
Restricted cash			31
Prepaid expenses and other current assets			387
Property and equipment, net			76
Intangible assets			77,090
Total identifiable assets acquired			77,777
Current liabilities			(2,590)
Loan payable, current			(3,453)
Loan payable, non current			(4,491)
Deferred tax liabilities, noncurrent			(15,418)
Other liabilities, noncurrent			(7)
Net identifiable assets acquired			51,818
Goodwill			(15,682)
Net assets acquired			$ 67,500